Tangible Fixed Assets and Vessels Under Construction	6 Months Ended
Jun. 30, 2021
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

4. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2021	6,078,041	33,380	6,111,421	132,839
Additions	11,647	1,889	13,536	321,563
Transfer from vessels under construction	375,710	—	375,710	(375,710)
Fully amortized fixed assets	(8,626)	—	(8,626)	—
As of June 30, 2021	6,456,772	35,269	6,492,041	78,692

Accumulated depreciation
As of January 1, 2021	1,076,867	6,045	1,082,912	—
Depreciation expense	90,446	319	90,765	—
Fully amortized fixed assets	(8,626)	—	(8,626)	—
As of June 30, 2021	1,158,687	6,364	1,165,051	—

Net book value
As of December 31, 2020	5,001,174	27,335	5,028,509	132,839
As of June 30, 2021	5,298,085	28,905	5,326,990	78,692

Vessels with an aggregate carrying amount of $5,298,085 as of June 30, 2021 (December 31, 2020: $5,001,174) have been pledged as collateral under the terms of the Group’s credit facilities.

As of June 30, 2021, the Company concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its vessels.

Vessels under construction

As of June 30, 2021, GasLog has the following newbuilding on order at Samsung Heavy Industries Co., Ltd. (“Samsung”):

			Cargo Capacity
	Date of	Estimated	cubic meters
LNG Carrier	agreement	delivery	(“cbm”)
Hull No. 2312	December 2018	Q3 2021	180,000

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures.